Stock-based Compensation (Employee Share Investment Plan) (Details) - Employee Share Investment Plan [Member] shares in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) participants shares	Dec. 31, 2018 participants shares	Dec. 31, 2017 participants shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of gross salary eligible employees can subscribe to purchase shares of Company's common stock on the open market	10.00%
Maximum percentage of additional contribution made by the Company of amount invested by employee	35.00%
Maximum percentage of gross salary employer can contribute toward purchase of Company's common stock	6.00%
Vesting period	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested contributions, December 31, 2018 (in shares)	0.0
Company contributions (in shares)	0.3
Unvested contributions, December 31, 2019 (in shares)	0.3	0.0
Weighted average fair value of shares contributed | $	$ 118.83
Number of participants holding shares | participants	21,674	22,185	19,642
Number of shares purchased on behalf of employees (in shares)	1.5	1.8	1.7